Inventories	12 Months Ended
Dec. 31, 2022
Inventories
Inventories

15. Inventories

Inventories are included in the Consolidated Financial Statements at the lower of cost (including raw materials, direct labour, other direct costs and related production overheads) and net realisable value. Cost is determined on a first in, first out basis. Net realisable value is the estimated selling price less the estimated costs necessary to make a sale.

Composition of inventory balances

	2022 £m	2021 £m
Raw materials and consumables	310	233
Work in progress	35	47
Finished goods	1,003	671
Total	1,348	951

The total cost of inventories recognised as an expense and included in cost of sales amounted to £3,970m in 2022 (2021: £3,462m, 2020: £3,666m). This includes inventory write-down of £118m (2021: £174m, 2020: £141m). The Group reverses and reassesses its inventory provisions in full every reporting period.

The reversals of prior year write-downs of inventories in 2022 is £40m (2021: £63m, 2020: £43m) and these reversals principally arise from the reassessment of usage or demand expectations prior to inventory expiration.